Note 8 - Financial Instruments - Aging of Accounts Receivable (Details) - Trade receivables [member] - Credit risk [member] - CAD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Financial assets	$ 166,943	$ 361,320
Current [member]
Statement Line Items [Line Items]
Financial assets	77,390	117,095
No later than one month [member]
Statement Line Items [Line Items]
Financial assets	21,536	61,840
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Financial assets	6,737	34,772
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Financial assets	8,527	25,268
Later than three months [member]
Statement Line Items [Line Items]
Financial assets	$ 52,753	$ 122,345